Commitments and Contingencies (Details)					1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	May 02, 2022 USD ($)	Apr. 05, 2022	Jan. 04, 2021	May 05, 2018 USD ($) m²	Apr. 26, 2022	Feb. 28, 2022 USD ($)	Jul. 28, 2021 USD ($) m²	Jun. 30, 2020 USD ($)	Jun. 25, 2020 USD ($)	Apr. 01, 2019 USD ($) m²	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 16, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Settlement amount								$ 799,000	$ 799,000
Principal amount								660,000	660,000
Accrued interest								$ 139,000
Lease agreements, description					On April 26, 2022, the Company signed a 7-year lease for approximately 8,000 square feet of office space at 419 Lafayette Street, 6th Floor, New York, NY, 10003.
Total lease amount	$ 3,502,033
Rent expense											$ 241,694	$ 53,869	$ 241,694	$ 53,869
Stockholders’ equity requirement, description			On January 4, 2021, the Company received a letter from the staff of The Nasdaq Capital Market (the “Exchange”) notifying the Company that the Exchange had determined to delist the Company’s common stock and warrants from the Exchange based on the Company’s non-compliance with the Exchange’s (i) $5 million stockholders’ equity requirement for initial listing pursuant to Nasdaq Listing Rule 5505(b), (ii) the $2.5 million stockholders’ equity requirement or any of the alternatives for continued listing pursuant to Nasdaq Listing Rule 5550(b), and (iii) the Company’s failure to provide material information to the Exchange pursuant to Nasdaq Listing Rule 5250(a)(1).
Requiring shareholders’ equity											2,500,000		2,500,000
Employment agreements description		On April 5, 2022, upon the recommendation of the Compensation Committee of the Board, the Board approved employment agreements with, and equity issuances for, (i) Jeremy Frommer, Executive Chairman, who will receive (a) an signing award of $80,000, (b) an annual salary of $420,000; (c) 121,000 options, to vest immediately with a strike price of $1.75, and (d) 50,000 shares of the Company’s restricted common stock; (ii) Laurie Weisberg, Chief Executive Officer, who will receive (a) an annual salary of $475,000; (b) 121,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; (iii) Justin Maury, Chief Operating Officer & President, who will receive (a) an annual salary of $475,000 (b) 81,000 options, to vest immediately with a strike price of $1.75, and (c) 50,000 shares of the Company’s restricted common stock; and (iv) Chelsea Pullano, Chief Financial Officer, who will receive (a) an annual salary of $250,000; (b) 37,000 options, to vest immediately with a strike price of $1.75, and (c) 35,000 shares of the Company’s restricted common stock (collectively, the “Executive Employment Arrangements”).
Commitments and contingencies, description															The CARES Act lifts certain deduction limitations originally imposed by the Tax Cuts and Jobs Act of 2017 (“2017 Tax Act”). Corporate taxpayers may carry back net operating losses (NOLs) originating between 2018 and 2020 for up to five years, which was not previously allowed under the 2017 Tax Act. The CARES Act also eliminates the 80% of taxable income limitations by allowing corporate entities to fully utilize NOL carryforwards to offset taxable income in 2018, 2019 or 2020. Taxpayers may generally deduct interest up to the sum of 50% of adjusted taxable income plus business interest income (30% limit under the 2017 Tax Act) for 2019 and 2020. The CARES Act allows taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credits instead of recovering the credits through refunds over a period of years, as originally enacted by the 2017 Tax Act.
Taxable income percentage																25.00%
Property generally eligible term																15 years
Bonus depreciation rate																100.00%
Accrued interest									$ 139,000		20,360	$ 60,760	34,256	$ 259,431	$ 372,106	$ 1,376,902
Lease term				5 years			3 years			4 years
Office space (in Square Meters) | m²				2,300			1,364			796
Operating lease due amount				$ 411,150			$ 181,300			$ 108,229
Single lease cost											$ 165,980		$ 241,694		216,845
Total payments															18,451
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Payable																	$ 115,000
Security deposit																	$ 16,836
Single lease cost						$ 18,451
Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Rental expense															216,845	$ 107,737
The May 2020 PPP Loan Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Repaid principal															136,597
Forgiven principal															275,903
Accrued interest															3,119
The April 2020 PPP Loan Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Principle outstanding															$ 198,655